Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
| KraneShares CSI New China ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares CSI New China ETF
Supplement [Text Block]	ck0001547576_SupplementTextBlock

KRANESHARES TRUST

KraneShares Dow Jones China Select Dividend ETF

KraneShares CSI New China ETF

KraneShares CSI China Internet ETF

KraneShares CSI China Consumer Discretionary ETF

KraneShares CSI China Consumer Staples ETF

KraneShares CSI China Urbanization ETF

KraneShares FTSE Emerging Markets Plus ETF

(collectively, the “Funds”)

Supplement dated December 10, 2015 to the

Summary Prospectus and Statutory Prospectus (each, a “Prospectus”

and together, the “Prospectuses”) for each Fund

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses listed above and should be read in conjunction with the Prospectuses.

On December 1, 2015, the sub-advisory agreement between Krane Funds Advisors, LLC (“Krane”), the adviser to each Fund, and Index Management Solutions, LLC (“IMS”), the sub-adviser to each Fund, terminated. Accordingly, IMS ceased providing, and Krane commenced providing, day-to-day portfolio management services to the Funds. Therefore, the following changes apply to the Prospectuses.

All references to Index Management Solutions, LLC and the Sub-Adviser in the Prospectuses are deleted in their entirety.